Exhibit 99.1

World Omni Auto Receivables Trust 2024-B
Monthly Servicer Certificate
February 28, 2026

Dates Covered
Collections Period	02/01/26 - 02/28/26
Interest Accrual Period	02/17/26 - 03/15/26
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/16/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/26	513,807,899.07	24,064
Yield Supplement Overcollateralization Amount 01/31/26	28,582,845.53	0
Receivables Balance 01/31/26	542,390,744.60	24,064
Principal Payments	22,247,499.88	645
Defaulted Receivables	675,128.80	31
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/26	26,874,062.61	0
Pool Balance at 02/28/26	492,594,053.31	23,388

Pool Statistics	$ Amount	# of Accounts
Pool Factor	38.91%
Prepayment ABS Speed	1.42%
Aggregate Starting Principal Balance	1,335,109,741.10	47,844

Delinquent Receivables:
Past Due 31-60 days	9,149,327.20	340
Past Due 61-90 days	3,056,373.33	104
Past Due 91-120 days	678,679.17	26
Past Due 121+ days	0.00	0
Total	12,884,379.70	470

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.48%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.72%
Delinquency Trigger Occurred	NO

Recoveries	375,271.90
Aggregate Net Losses/(Gains) - February 2026	299,856.90
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.66%
Prior Net Losses/(Gains) Ratio	0.38%
Second Prior Net Losses/(Gains) Ratio	0.88%
Third Prior Net Losses/(Gains) Ratio	0.58%
Four Month Average	0.63%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.72%

Overcollateralization Target Amount	6,161,793.76
Actual Overcollateralization	6,161,793.76
Weighted Average Contract Rate	7.46%
Weighted Average Contract Rate, Yield Adjusted	10.68%
Weighted Average Remaining Term	44.02

Flow of Funds	$ Amount
Collections	25,828,075.39
Investment Earnings on Cash Accounts	22,967.03
Servicing Fee	(451,992.29)
Transfer to Collection Account	-
Available Funds	25,399,050.13

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,982,681.64
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	165,883.33
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	84,329.17
(7) Noteholders' Third Priority Principal Distributable Amount	15,052,052.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,161,793.76
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,952,310.23

Total Distributions of Available Funds	25,399,050.13

Servicing Fee	451,992.29
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,176,800,000.00
Original Class B	37,000,000.00
Original Class C	18,500,000.00

Total Class A, B, & C
Note Balance @ 02/17/26	507,646,105.31
Principal Paid	21,213,845.76
Note Balance @ 03/16/26	486,432,259.55

Class A-1
Note Balance @ 02/17/26	0.00
Principal Paid	0.00
Note Balance @ 03/16/26	0.00
Note Factor @ 03/16/26	0.0000000%

Class A-2a
Note Balance @ 02/17/26	0.00
Principal Paid	0.00
Note Balance @ 03/16/26	0.00
Note Factor @ 03/16/26	0.0000000%

Class A-2b
Note Balance @ 02/17/26	0.00
Principal Paid	0.00
Note Balance @ 03/16/26	0.00
Note Factor @ 03/16/26	0.0000000%

Class A-3
Note Balance @ 02/17/26	362,346,105.31
Principal Paid	21,213,845.76
Note Balance @ 03/16/26	341,132,259.55
Note Factor @ 03/16/26	79.6107957%

Class A-4
Note Balance @ 02/17/26	89,800,000.00
Principal Paid	0.00
Note Balance @ 03/16/26	89,800,000.00
Note Factor @ 03/16/26	100.0000000%

Class B
Note Balance @ 02/17/26	37,000,000.00
Principal Paid	0.00
Note Balance @ 03/16/26	37,000,000.00
Note Factor @ 03/16/26	100.0000000%

Class C
Note Balance @ 02/17/26	18,500,000.00
Principal Paid	0.00
Note Balance @ 03/16/26	18,500,000.00
Note Factor @ 03/16/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,232,894.14
Total Principal Paid	21,213,845.76
Total Paid	23,446,739.90

Class A-1
Coupon	5.53400%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.48000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.65819%
Coupon	4.08819%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	5.27000%
Interest Paid	1,591,303.31
Principal Paid	21,213,845.76
Total Paid to A-3 Holders	22,805,149.07

Class A-4
Coupon	5.23000%
Interest Paid	391,378.33
Principal Paid	0.00
Total Paid to A-4 Holders	391,378.33

Class B
Coupon	5.38000%
Interest Paid	165,883.33
Principal Paid	0.00
Total Paid to B Holders	165,883.33

Class C
Coupon	5.47000%
Interest Paid	84,329.17
Principal Paid	0.00
Total Paid to C Holders	84,329.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.8119728
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.2148387
Total Distribution Amount	19.0268115

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	3.7136600
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	49.5072246
Total A-3 Distribution Amount	53.2208846

A-4 Interest Distribution Amount	4.3583333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.3583333

B Interest Distribution Amount	4.4833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4833332

C Interest Distribution Amount	4.5583335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5583335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	709.54
Noteholders' Principal Distributable Amount	290.46

Account Balances	$ Amount
Reserve Account
Balance as of 02/17/26	3,080,896.88
Investment Earnings	8,447.56
Investment Earnings Paid	(8,447.56)
Deposit/(Withdrawal)	-
Balance as of 03/16/26	3,080,896.88
Change	-

Required Reserve Amount	3,080,896.88